UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Lifecycle Long Range Fund
	Shares	Value ($)
Common Stocks 56.2%
Consumer Discretionary 6.9%
Auto Components 0.6%
Autoliv, Inc.	6,570	518,636
BorgWarner, Inc.* (b)	21,743	1,573,323
Compagnie Generale des Etablissements Michelin "B"	157	11,266
Goodyear Tire & Rubber Co.*	67,700	802,245
Magna International, Inc. "A"	1,000	52,208
Minth Group Ltd.	154,009	252,824
Nippon Seiki Co., Ltd.	14,033	168,150
Pirelli & C. SpA	2,217	17,932
S&T Dynamics Co., Ltd.*	8,571	172,461

		3,569,045
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	1,901	149,397
Daimler AG (Registered)*	5,009	339,439
Fiat SpA	4,754	97,888
Honda Motor Co., Ltd.	8,026	317,217
Nissan Motor Co., Ltd.	2,500	23,777
PT Astra International Tbk	21,193	128,188
Tesla Motors, Inc.*	3,500	93,205
Toyota Motor Corp.	1,700	66,945

		1,216,056
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	28,519
Li & Fung Ltd.	12,000	70,168

		98,687
Diversified Consumer Services 0.4%
Apollo Group, Inc. "A"*	15,900	627,891
DeVry, Inc.	2,600	124,748
Education Management Corp.* (b)	16,300	295,030
H&R Block, Inc.	43,800	521,658
ITT Educational Services, Inc.*	6,200	394,878
Strayer Education, Inc.	300	45,666
Weight Watchers International, Inc.	3,300	123,717

		2,133,588
Hotels Restaurants & Leisure 1.1%
Autogrill SpA*	1,184	16,737
Chipotle Mexican Grill, Inc.*	1,300	276,458
Compass Group PLC	3,990	36,143
Crown Ltd.	4,710	39,744
Darden Restaurants, Inc.	15,810	734,216
Domino's Pizza UK & IRL PLC	17,966	154,479
Genting Singapore PLC*	40,000	68,259
International Speedway Corp. "A"	30,000	785,100
Las Vegas Sands Corp.*	6,500	298,675
Marriott International, Inc. "A" (b)	30,539	1,268,590
McDonald's Corp.	16,130	1,238,139
Paddy Power PLC	6,118	250,987
PartyGaming PLC*	29,250	93,716
REXLot Holdings Ltd.	2,082,447	219,690
Sands China Ltd.*	12,400	27,439
Shangri-La Asia Ltd.	8,000	21,717
Starbucks Corp.	15,100	485,163
TABCORP Holdings Ltd.	3,940	28,652
Tatts Group Ltd.	11,254	29,697
Tim Hortons, Inc.	1,000	41,336
Trump Entertainment Resorts, Inc.*	4	73
Wynn Macau Ltd.	11,200	25,014

		6,140,024
Household Durables 0.2%
Advanced Digital Broadcast Holdings SA (Registered)	648	21,205
Electrolux AB "B"	984	27,932
Hajime Construction Co., Ltd.	3,567	122,435
Jarden Corp.	3,240	100,019
Panasonic Corp.	20,716	292,430
Sony Corp.	1,000	36,014
Tupperware Brands Corp.	7,200	343,224

		943,259
Internet & Catalog Retail 0.0%
CDON Group AB*	362	1,674
Mecox Lane Ltd. (ADR)*	7,204	53,382
Priceline.com, Inc.*	400	159,820

		214,876
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	11,385	332,529
Media 1.3%
Aegis Group PLC	44,874	98,298
British Sky Broadcasting Group PLC	1,807	20,735
Charm Communications, Inc. (ADR)*	5,347	52,721
Dex One Corp.*	360	2,686
Fairfax Media Ltd.	9,922	14,207
Gestevision Telecinco SA	1,471	16,182
JC Decaux SA*	6,595	202,917
Liberty Media-Starz "A"*	11,600	771,168
McGraw-Hill Companies, Inc.	62,600	2,279,266
Mediaset SpA	4,536	27,459
Modern Times Group "B"	362	23,970
Pearson PLC	1,966	30,897
Reed Elsevier NV	5,882	72,761
Reed Elsevier PLC	2,143	18,092
Scripps Networks Interactive "A"	20,660	1,069,155
Shaw Communications, Inc. "B"	1,100	23,620
Singapore Press Holdings Ltd.	15,000	46,519
SuperMedia, Inc.*	67	584
Thomson Reuters Corp.	1,102	41,274
Vivendi	8,754	236,299
Walt Disney Co.	35,500	1,331,605
Washington Post Co. "B"	1,800	791,100
Wolters Kluwer NV	2,586	56,673
WPP PLC	29,564	363,906

		7,592,094
Multiline Retail 0.5%
Canadian Tire Corp., Ltd. "A"	200	13,716
Dollar General Corp.*	10,480	321,422
Harvey Norman Holdings Ltd.	3,399	10,221
Kohl's Corp.*	29,980	1,629,113
Marks & Spencer Group PLC	4,429	25,480
Nordstrom, Inc.	14,290	605,610
PPR	898	142,800

		2,748,362
Specialty Retail 1.7%
Advance Auto Parts, Inc.	2,870	189,850
Aeropostale, Inc.*	7,498	184,751
American Eagle Outfitters, Inc.	146,000	2,135,980
Chico's FAS, Inc.	22,500	270,675
Dick's Sporting Goods, Inc.*	14,200	532,500
Esprit Holdings Ltd.	6,387	30,321
Guess?, Inc.	6,543	309,615
Hennes & Mauritz AB "B"	7,212	240,298
hhgregg, Inc.*	6,664	139,611
Industria de Diseno Textil SA	1,588	119,004
Kingfisher PLC	8,275	33,983
L'Occitane International SA*	42,344	117,126
Limited Brands, Inc.	33,480	1,028,840
Nitori Co., Ltd.	2,500	218,612
Office Depot, Inc.*	46,000	248,400
The Gap, Inc.	127,800	2,829,492
TJX Companies, Inc.	1,000	44,390
Urban Outfitters, Inc.*	5,832	208,844
Williams-Sonoma, Inc.	11,900	424,711

		9,307,003
Textiles, Apparel & Luxury Goods 0.8%
Adidas AG	368	24,037
Billabong International Ltd.	3,400	28,342
Burberry Group PLC	9,076	159,050
Compagnie Financiere Richemont SA "A"	6,812	400,758
Deckers Outdoor Corp.*	4,289	342,005
Luxottica Group SpA	740	22,523
LVMH Moet Hennessy Louis Vuitton SA	1,206	198,385
NIKE, Inc. "B"	13,510	1,154,024
Swatch Group AG (Bearer)	148	65,980
VF Corp. (b)	21,600	1,861,488
Yue Yuen Industrial (Holdings) Ltd.	5,000	17,947

		4,274,539
Consumer Staples 4.0%
Beverages 1.0%
Anheuser-Busch InBev NV	2,765	158,140
Asahi Breweries Ltd.	2,700	52,269
C&C Group PLC	53,347	241,166
Carlsberg AS "B"	3,359	336,156
Central European Distribution Corp.*	4,536	103,874
Coca-Cola Amatil Ltd.	1,082	12,018
Coca-Cola Co.	15,100	993,127
Diageo PLC	25,939	479,231
Foster's Group Ltd.	3,848	22,355
Heineken Holding NV	583	25,339
Heineken NV	1,202	58,933
Kirin Holdings Co., Ltd.	6,000	84,114
Molson Coors Brewing Co. "B"	37,600	1,887,144
PepsiCo, Inc.	13,120	857,130
Pernod Ricard SA	704	66,192
SABMiller PLC	640	22,516
Sapporo Holdings Ltd.	3,000	13,592

		5,413,296
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	4,000	50,022
Alimentation Couche-Tard, Inc. "B"	700	19,051
Carrefour SA	2,467	101,702
Casino Guichard-Perrachon SA	263	25,638
Colruyt SA	270	13,728
Delhaize Group	378	27,918
FamilyMart Co., Ltd.	400	15,070
George Weston Ltd.	300	25,405
Koninklijke Ahold NV	5,711	75,370
Lawson, Inc.	400	19,779
Loblaw Companies Ltd.	500	20,301
Metro AG	4,115	296,270
Metro, Inc. "A"	600	27,275
Seven & I Holdings Co., Ltd.	19,811	529,139
Shoppers Drug Mart Corp.	1,000	39,757
SUPERVALU, Inc.	9,200	88,596
Sysco Corp.	21,050	618,870
Tesco PLC	26,063	172,698
UNY Co., Ltd.	1,800	18,185
Wal-Mart Stores, Inc.	7,774	419,252
Wesfarmers Ltd.	8,358	273,554
Woolworths Ltd.	17,672	487,481

		3,365,061
Food Products 0.8%
Ajinomoto Co., Inc.	5,000	52,076
ConAgra Foods, Inc.	26,300	593,854
DANONE SA	2,133	134,022
Diamond Foods, Inc.	4,906	260,901
Green Mountain Coffee Roasters, Inc.* (b)	5,782	189,997
Kikkoman Corp.	1,000	11,188
MEIJI Holdings Co., Ltd.	400	18,072
Nestle SA (Registered)	21,885	1,281,969
Nippon Meat Packers, Inc.	1,000	13,059
Nisshin Seifun Group, Inc.	1,000	12,689
Nissin Foods Holdings Co., Ltd.	400	14,332
Saputo, Inc.	600	23,884
Suedzucker AG	1,156	30,746
SunOpta, Inc.*	33,228	259,843
The Hershey Co.	3,600	169,740
Toyo Suisan Kaisha Ltd.	1,000	22,241
Tyson Foods, Inc. "A" (b)	60,900	1,048,698
Unilever NV (CVA)	14,995	466,881
Unilever PLC	740	22,648
Viterra, Inc.*	1,300	12,133
Yakult Honsha Co., Ltd.	600	17,276
Yamazaki Baking Co., Ltd.	1,000	12,053

		4,668,302
Household Products 0.7%
Church & Dwight Co., Inc.	7,970	550,090
Colgate-Palmolive Co.	10,100	811,737
Energizer Holdings, Inc.*	12,000	874,800
Henkel AG & Co. KGaA	1,751	90,371
Procter & Gamble Co.	25,300	1,627,549
Reckitt Benckiser Group PLC	4,351	239,123
Unicharm Corp.	900	35,751

		4,229,421
Personal Products 0.1%
Beiersdorf AG	1,780	98,766
Kao Corp.	15,015	404,364
L'Oreal SA	825	91,591
Shiseido Co., Ltd.	2,000	43,668

		638,389
Tobacco 0.8%
British American Tobacco PLC	11,137	427,754
Imperial Tobacco Group PLC	486	14,912
ITC Ltd.	36,977	144,716
Japan Tobacco, Inc.	29	107,185
Lorillard, Inc.	24,100	1,977,646
Philip Morris International, Inc.	28,400	1,662,252

		4,334,465
Energy 6.1%
Energy Equipment & Services 1.6%
Aker Solutions ASA	1,400	23,843
AMEC PLC	10,147	181,932
Cameron International Corp.*	3,982	202,007
Compagnie Generale de Geophysique-Veritas*	5,229	159,141
Complete Production Services, Inc.*	5,882	173,813
Core Laboratories NV	5,900	525,395
Diamond Offshore Drilling, Inc.	28,300	1,892,421
Dresser-Rand Group, Inc.*	3,796	161,672
Helmerich & Payne, Inc.	5,200	252,096
John Wood Group PLC	19,210	167,422
Lamprell PLC	31,763	159,212
McDermott International, Inc.*	7,500	155,175
Nabors Industries Ltd.*	1,800	42,228
National Oilwell Varco, Inc.	15,746	1,058,918
Oceaneering International, Inc.*	8,100	596,403
Prosafe SE	15,235	121,232
Saipem SpA	7,705	379,618
SBM Offshore NV	11,022	246,927
Schlumberger Ltd.	12,780	1,067,130
SEACOR Holdings, Inc.	8,200	828,938
Seadrill Ltd.	2,200	74,419
Technip SA	1,945	179,598
Tecnicas Reunidas SA	1,967	125,236
Tenaris SA	1,727	42,317
WorleyParsons Ltd.	1,235	33,777

		8,850,870
Oil, Gas & Consumable Fuels 4.5%
Alpha Natural Resources, Inc.*	21,713	1,303,431
Anadarko Petroleum Corp.	13,950	1,062,432
BG Group PLC	2,225	44,958
BP PLC	10,711	77,745
Canadian Natural Resources Ltd.	800	35,683
Cenovus Energy, Inc.	500	16,735
Chevron Corp.	65,900	6,013,375
Cosmo Oil Co., Ltd.	17,000	55,647
Devon Energy Corp.	27,600	2,166,876
Enbridge, Inc.	200	11,319
EnCana Corp.	500	14,628
Eni SpA	6,339	138,514
EOG Resources, Inc.	7,050	644,441
Exxon Mobil Corp.	56,000	4,094,720
Hess Corp.	29,300	2,242,622
Idemitsu Kosan Co., Ltd.	600	63,661
Imperial Oil Ltd.	500	20,406
INPEX Corp.	41	239,824
Japan Petroleum Exploration Co., Ltd.	800	30,418
JX Holdings, Inc.	39,900	270,207
Northern Oil & Gas, Inc.*	7,406	201,517
Occidental Petroleum Corp.	32,880	3,225,528
Origin Energy Ltd.	3,774	64,308
Repsol YPF SA	8,442	235,457
Royal Dutch Shell PLC "A"	28,536	951,429
Royal Dutch Shell PLC "B"	1,205	39,735
Santos Ltd.	3,663	49,267
Showa Shell Sekiyu KK	5,500	50,356
Statoil ASA	7,200	171,133
Suncor Energy, Inc.	1,484	57,133
Talisman Energy, Inc.	1,500	33,370
TonenGeneral Sekiyu KK	7,000	76,537
Total SA	11,083	587,225
TransCanada Corp.	900	34,387
Ultra Petroleum Corp.*	4,165	198,962
Valero Energy Corp. (b)	20,300	469,336
Woodside Petroleum Ltd.	8,295	361,085

		25,354,407
Financials 8.8%
Capital Markets 1.5%
Affiliated Managers Group, Inc.*	1,482	147,044
Ashmore Group PLC	47,319	247,220
Charles Schwab Corp.	28,290	484,042
Credit Suisse Group AG (Registered)	930	37,524
Daiwa Securities Group, Inc.	6,000	30,854
Eaton Vance Corp.	4,000	120,920
Franklin Resources, Inc.	1,100	122,331
ICAP PLC	14,007	116,835
Invesco Ltd.	18,500	445,110
Janus Capital Group, Inc.	52,500	680,925
Jefferies Group, Inc. (b)	7,961	212,001
Lazard Ltd. "A"	2,744	108,361
Legg Mason, Inc. (b)	32,100	1,164,267
Morgan Stanley	26,140	711,269
Nomura Holdings, Inc.	6,500	41,193
Partners Group Holding AG	1,246	236,472
T. Rowe Price Group, Inc. (b)	24,950	1,610,273
The Goldman Sachs Group, Inc.	10,600	1,782,496
UBS AG (Registered)*	2,823	46,332
UOB-Kay Hian Holdings Ltd.	84,142	116,049
Waddell & Reed Financial, Inc. "A"	4,536	160,075

		8,621,593
Commercial Banks 2.3%
Alpha Bank AE*	3,379	17,158
Associated Banc-Corp.	2,500	37,875
Australia & New Zealand Banking Group Ltd.	13,575	324,203
Banco Bilbao Vizcaya Argentaria SA	3,841	38,856
Banco Santander Brasil SA (Units)	13,906	189,188
Banco Santander SA	6,779	72,029
Bank of Cyprus PCL (c)	2,475	8,632
Bank of Cyprus PCL (c)	4,198	14,473
Bank of Montreal	200	11,562
Bank of Nova Scotia	700	40,199
Barclays PLC	3,017	12,308
BNP Paribas	3,974	252,831
BOC Hong Kong (Holdings) Ltd.	44,388	151,904
Canadian Imperial Bank of Commerce	200	15,756
China Construction Bank Corp. "H"	141,559	127,485
Commonwealth Bank of Australia	655	34,013
Credit Agricole SA	1,559	19,800
Dah Sing Banking Group Ltd.	80,121	136,476
Danske Bank AS*	4,831	123,835
DBS Group Holdings Ltd.	3,000	33,475
Dexia SA*	3,525	12,247
DnB NOR ASA	27,689	388,594
EFG Eurobank Ergasias*	2,303	11,541
Erste Group Bank AG	1,418	66,639
Fifth Third Bancorp.	48,000	704,640
First Horizon National Corp.	56,900	670,282
HSBC Holdings PLC	62,900	638,516
Huntington Bancshares, Inc.	16,847	115,739
Industrial & Commercial Bank of China Ltd. "H"	191,712	142,314
Intesa Sanpaolo	12,220	33,139
KBC Groep NV*	857	29,203
Lloyds Banking Group PLC*	99,431	101,850
Mitsubishi UFJ Financial Group, Inc.	21,800	117,789
Mizuho Financial Group, Inc.	26,892	50,637
National Australia Bank Ltd.	12,662	306,932
National Bank of Greece SA*	7,340	59,341
Nordea Bank AB	4,983	54,189
Oversea-Chinese Banking Corp., Ltd.	40,858	314,549
Prosperity Bancshares, Inc.	3,611	141,840
Raiffeisen International Bank-Holding AG	585	32,044
Resona Holdings, Inc.	1,600	9,597
Royal Bank of Canada	500	26,310
Sberbank	93,078	317,119
Skandinaviska Enskilda Banken AB "A"	2,289	19,089
Societe Generale	4,014	215,736
Standard Chartered PLC	740	19,908
Sumitomo Mitsui Financial Group, Inc.	12,371	440,346
Sumitomo Trust & Banking Co., Ltd.	4,000	25,209
SunTrust Banks, Inc.	27,500	811,525
Svenska Handelsbanken AB "A"	928	29,649
Swedbank AB "A"*	12,157	169,517
Toronto-Dominion Bank	300	22,403
UBI Banca - Unione di Banche Italiane ScpA	2,437	21,348
UniCredit SpA	118,713	245,512
United Overseas Bank Ltd.	3,000	42,545
Wells Fargo & Co.	149,000	4,617,510
Westpac Banking Corp.	1,148	26,078
Wing Hang Bank Ltd.	12,192	168,619
Zions Bancorp.	4,979	120,641

		13,002,744
Consumer Finance 0.3%
Capital One Financial Corp.	34,800	1,481,088
Kiatnakin Bank PCL (Foreign Registered)	144,751	187,271
Magma Fincorp Ltd.	48,831	78,355

		1,746,714
Diversified Financial Services 1.7%
Bank of America Corp.	179,400	2,393,196
Citigroup, Inc.*	14,500	68,585
CME Group, Inc. "A"	5,300	1,705,275
Deutsche Boerse AG	224	15,504
Groupe Bruxelles Lambert SA	500	42,047
Hellenic Exchanges SA	6,040	39,549
Hong Kong Exchanges & Clearing Ltd.	17,603	399,265
ING Groep NV (CVA)*	32,475	315,925
Investor AB "B"	985	21,072
JPMorgan Chase & Co.	95,200	4,038,384
ORIX Corp.	260	25,562
Pohjola Bank PLC "A"	1,664	19,943
Remgro Ltd.	9,291	159,305
Singapore Exchange Ltd.	2,000	13,122

		9,256,734
Insurance 1.8%
Aegon NV*	3,925	24,001
Ageas	17,669	40,375
AIA Group Ltd.*	47,190	132,655
Allianz SE (Registered)	1,954	232,193
Allied World Assurance Co. Holdings Ltd.	6,900	410,136
American National Insurance Co.	2,800	239,736
Assicurazioni Generali SpA	1,580	30,032
AXA SA	1,574	26,187
Berkshire Hathaway, Inc. "B"*	11,100	889,221
Chubb Corp.	35,200	2,099,328
Dai-ichi Life Insurance Co., Ltd.	19	30,837
Hartford Financial Services Group, Inc.	31,700	839,733
Legal & General Group PLC	143,230	216,052
Markel Corp.*	200	75,626
MetLife, Inc.	9,300	413,292
MS&AD Insurance Group Holdings, Inc.	1,100	27,552
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	44,594
NKSJ Holdings, Inc.*	3,000	22,072
Sampo Oyj "A"	8,690	232,958
T&D Holdings, Inc.	700	17,733
The Travelers Companies, Inc. (b)	54,800	3,052,908
Tokio Marine Holdings, Inc.	1,100	32,855
Tryg AS	339	15,652
Validus Holdings Ltd.	27,400	838,714
Vienna Insurance Group AG Wiener Versicherung Gruppe	402	20,891
Zurich Financial Services AG	148	38,332

		10,043,665
Real Estate Investment Trusts 1.1%
Corio NV (REIT)	442	28,360
HCP, Inc. (REIT)	57,200	2,104,388
Piedmont Office Realty Trust, Inc. "A" (REIT)	26,500	533,710
Public Storage (REIT)	13,000	1,318,460
Rayonier, Inc. (REIT)	39,900	2,095,548
Unibail-Rodamco SE (REIT)	119	23,535
Westfield Group (REIT) (Units)	1,301	12,747
Westfield Retail Trust (REIT)*	1,301	3,420

		6,120,168
Real Estate Management & Development 0.1%
CapitaLand Ltd.	5,000	14,454
Cheung Kong (Holdings) Ltd.	2,000	30,825
Hang Lung Properties Ltd.	3,000	13,953
Immofinanz AG*	8,098	34,530
K Wah International Holdings Ltd.	310,645	116,300
Kenedix, Inc.*	529	160,863
Midland Holdings Ltd.	150,559	123,580
Mitsubishi Estate Co., Ltd.	3,000	55,601
Mitsui Fudosan Co., Ltd.	1,000	19,920
Prelios SpA*	2,217	1,322
Sun Hung Kai Properties Ltd.	2,000	33,090
Swire Pacific Ltd. "A"	1,000	16,442

		620,880
Health Care 6.7%
Biotechnology 1.2%
Amgen, Inc.*	7,854	431,185
Biogen Idec, Inc.*	19,500	1,307,475
Celgene Corp.*	26,140	1,545,919
Cephalon, Inc.* (b)	29,300	1,808,396
CSL Ltd.	3,250	120,632
Gilead Sciences, Inc.*	42,390	1,536,213
Metabolix, Inc.*	6,110	74,359
Onyx Pharmaceuticals, Inc.*	3,236	119,311

		6,943,490
Health Care Equipment & Supplies 1.4%
Accuray, Inc.*	17,720	119,610
Baxter International, Inc.	37,500	1,898,250
Becton, Dickinson & Co.	5,500	464,860
Boston Scientific Corp.*	86,900	657,833
C.R. Bard, Inc.	10,600	972,762
Cochlear Ltd.	525	43,178
Coloplast AS "B"	150	20,387
Edwards Lifesciences Corp.* (b)	7,252	586,252
Essilor International SA	1,042	67,080
NxStage Medical, Inc.*	12,404	308,612
Olympus Corp.	1,600	48,382
Smith & Nephew PLC	2,990	31,536
St. Jude Medical, Inc.*	8,000	342,000
Stryker Corp.	19,000	1,020,300
Sysmex Corp.	200	13,861
Terumo Corp.	1,100	61,852
Thoratec Corp.*	33,816	957,669

		7,614,424
Health Care Providers & Services 1.8%
Alfresa Holdings Corp.	200	8,875
Cardinal Health, Inc.	58,000	2,221,980
CIGNA Corp.	14,600	535,236
Coventry Health Care, Inc.*	51,100	1,349,040
Diagnosticos da America SA	11,792	159,724
ExamWorks Group, Inc.*	3,914	72,331
Express Scripts, Inc.*	23,690	1,280,444
Fleury SA	11,438	183,638
Fresenius Medical Care AG & Co. KGaA	10,673	616,728
McKesson Corp.	12,244	861,733
Quest Diagnostics, Inc.	4,700	253,659
Sonic Healthcare Ltd.	3,257	38,643
Suzuken Co., Ltd.	300	9,159
UnitedHealth Group, Inc.	70,500	2,545,755

		10,136,945
Health Care Technology 0.1%
M3, Inc.	21	105,482
SXC Health Solutions Corp.*	3,333	142,852

		248,334
Life Sciences Tools & Services 0.1%
ICON PLC (ADR)*	6,479	141,890
Life Technologies Corp.*	4,350	241,425
QIAGEN NV*	9,441	184,661
Waters Corp.*	1,700	132,107

		700,083
Pharmaceuticals 2.1%
Abbott Laboratories	2,800	134,148
Astellas Pharma, Inc.	2,700	102,854
AstraZeneca PLC	9,163	417,438
Bayer AG	1,343	99,244
Chugai Pharmaceutical Co., Ltd.	1,500	27,510
Daiichi Sankyo Co., Ltd.	4,100	89,697
Eisai Co., Ltd.	1,500	54,289
Eli Lilly & Co.	91,300	3,199,152
Flamel Technologies SA (ADR)*	20,696	141,561
Forest Laboratories, Inc.*	58,100	1,858,038
GlaxoSmithKline PLC	34,868	674,097
Hisamitsu Pharmaceutical Co., Inc.	500	21,054
Johnson & Johnson	17,100	1,057,635
Kyowa Hakko Kirin Co., Ltd.	2,000	20,579
Merck & Co., Inc.	10,109	364,328
Mitsubishi Tanabe Pharma Corp.	1,000	16,885
Novartis AG (Registered)	6,491	381,960
Novo Nordisk AS "B"	3,265	367,492
Ono Pharmaceutical Co., Ltd.	400	18,668
Pfizer, Inc.	48,500	849,235
Questcor Pharmaceuticals, Inc.* (b)	16,340	240,688
Roche Holding AG (Genusschein)	1,299	190,424
Sanofi-Aventis	10,266	656,428
Santen Pharmaceutical Co., Ltd.	400	13,893
Shionogi & Co., Ltd.	2,000	39,378
Shire PLC	1,752	42,148
Taisho Pharmaceutical Co., Ltd.	1,000	21,879
Takeda Pharmaceutical Co., Ltd.	10,136	498,512
Tsumura & Co.	400	12,947
VIVUS, Inc.* (b)	12,100	113,377

		11,725,538
Industrials 6.6%
Aerospace & Defense 1.7%
BAE Systems PLC	8,806	45,307
BE Aerospace, Inc.*	6,017	222,810
Bombardier, Inc. "B"	2,600	13,101
Finmeccanica SpA	5,039	57,294
General Dynamics Corp.	31,700	2,249,432
Honeywell International, Inc.	23,500	1,249,260
Northrop Grumman Corp. (b)	32,900	2,131,262
Raytheon Co.	36,400	1,686,776
Rolls-Royce Group PLC*	4,932	47,906
Singapore Technologies Engineering Ltd.	6,000	15,989
TransDigm Group, Inc.*	8,910	641,609
United Technologies Corp.	15,360	1,209,139

		9,569,885
Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	632	10,719
TNT NV	1,419	37,450
United Parcel Service, Inc. "B"	11,900	863,702
Yamato Holdings Co., Ltd.	800	11,379

		923,250
Airlines 0.2%
AMR Corp.*	47,900	373,141
Cathay Pacific Airways Ltd.	8,000	22,077
Cebu Air, Inc.*	36,660	94,893
Deutsche Lufthansa AG (Registered)*	6,111	133,556
Iberia Lineas Aereas de Espana SA*	2,777	11,857
Qantas Airways Ltd.*	7,928	20,596
Ryanair Holdings PLC (ADR)	5,832	179,392
Singapore Airlines Ltd.	14,079	169,783

		1,005,295
Building Products 0.0%
Asahi Glass Co., Ltd.	2,000	23,350
Assa Abloy AB "B"	518	14,606
Compagnie de Saint-Gobain	192	9,878
Daikin Industries Ltd.	600	21,261
Geberit AG (Registered)	86	19,886

		88,981
Commercial Services & Supplies 0.3%
Babcock International Group PLC	25,869	230,298
Brambles Ltd.	6,450	46,971
EnerNOC, Inc.*	3,982	95,209
Secom Co., Ltd.	300	14,197
Serco Group PLC	17,000	147,233
Stericycle, Inc.*	10,653	862,041

		1,395,949
Construction & Engineering 0.1%
ACS, Actividades de Construccion y Servicios SA	833	39,061
Aecom Technology Corp.*	6,572	183,819
Bouygues SA	261	11,250
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	6,758	222,338
Ferrovial SA	3,747	37,264
Koninklijke Boskalis Westminster NV	256	12,212
Larsen & Toubro Ltd.	3,075	136,025
Leighton Holdings Ltd.	482	15,174
Shui On Construction & Materials Ltd.	92,554	107,167
Skanska AB "B"	1,094	21,694
SNC-Lavalin Group, Inc.	300	18,034
Vinci SA	385	20,929

		824,967
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	4,290	95,811
AMETEK, Inc.	36,930	1,449,503
Gamesa Corp. Tecnologica SA*	1,601	12,208
Mitsubishi Electric Corp.	4,000	41,939
Nidec Corp.	2,327	234,642
Prysmian SpA	8,530	145,263
Roper Industries, Inc. (b)	14,780	1,129,635
Schneider Electric SA	2,371	354,857
Sumitomo Electric Industries Ltd.	2,100	29,146
Vestas Wind Systems AS*	1,513	47,781

		3,540,785
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.	9,100	361,634
Fraser & Neave Ltd.	4,000	19,979
General Electric Co.	51,900	949,251
Hankyu Hanshin Holdings, Inc.	3,000	13,924
Hutchison Whampoa Ltd.	10,000	103,180
Keppel Corp., Ltd.	40,104	353,744
Koninklijke (Royal) Philips Electronics NV	9,433	288,914
Orkla ASA	16,191	157,437
SembCorp Industries Ltd.	4,000	16,021
Siemens AG (Registered)	4,318	534,589
Smiths Group PLC	609	11,821

		2,810,494
Machinery 1.7%
AB SKF "B"	681	19,617
Alfa Laval AB	700	14,760
Altra Holdings, Inc.*	3,939	78,228
Amtek Engineering Ltd.*	274,000	230,584
Atlas Copco AB "A"	7,682	193,990
Atlas Copco AB "B"	800	18,082
Austal Ltd.	44,978	160,552
Charter International PLC	10,219	134,549
Danaher Corp.	18,700	882,079
EVA Precision Industrial Holdings Ltd.	365,042	356,457
FANUC Ltd.	3,604	552,876
Harsco Corp.	15,500	438,960
Illinois Tool Works, Inc.	20,900	1,116,060
Joy Global, Inc.	3,148	273,089
Komatsu Ltd.	11,109	335,814
Kone Oyj "B"	1,642	91,226
Kubota Corp.	18,383	173,939
MAN SE	1,062	126,268
Metso Oyj	1,218	67,998
Mitsubishi Heavy Industries Ltd.	79,091	296,915
Navistar International Corp.*	17,464	1,011,340
Oshkosh Corp.*	16,400	577,936
Parker Hannifin Corp.	16,010	1,381,663
Rational AG	926	204,413
Rotork PLC	6,351	181,006
Sandvik AB	1,397	27,204
Scania AB "B"	886	20,391
SembCorp Marine Ltd.	4,000	16,737
Vallourec SA	242	25,418
Volvo AB "B"*	17,042	303,736
Wartsila Corp.	770	58,775
Zardoya Otis SA	1,051	14,812

		9,385,474
Marine 0.1%
A P Moller-Maersk AS "A"	4	35,248
A P Moller-Maersk AS "B"	45	407,607
Kuehne & Nagel International AG (Registered)	117	16,255
Mitsui OSK Lines Ltd.	50,435	343,797
Orient Overseas International Ltd.	2,000	19,388

		822,295
Professional Services 0.1%
Brunel International NV	3,400	133,986
Capita Group PLC	2,570	27,908
Experian PLC	2,837	35,297
FTI Consulting, Inc.*	5,554	207,053
Michael Page International PLC	27,091	234,418
Randstad Holding NV*	592	31,248
SGS SA (Registered)	10	16,767

		686,677
Road & Rail 0.7%
Asciano Ltd.*	14,929	24,355
Canadian National Railway Co.	1,100	73,403
Canadian Pacific Railway Ltd.	300	19,497
Central Japan Railway Co.	3	25,117
ComfortDelGro Corp., Ltd.	11,000	13,286
DSV AS	2,312	51,070
East Japan Railway Co.	500	32,503
MTR Corp., Ltd.	11,500	41,870
Norfolk Southern Corp.	49,860	3,132,205
Ryder System, Inc.	8,600	452,704
Union Pacific Corp.	1,700	157,522

		4,023,532
Trading Companies & Distributors 0.3%
Bunzl PLC	1,151	12,903
Itochu Corp.	3,000	30,340
Marubeni Corp.	4,000	28,102
MISUMI Group, Inc.	9,812	244,272
Mitsubishi Corp.	14,663	396,526
Mitsui & Co., Ltd.	3,000	49,497
Noble Group Ltd.	13,182	22,289
Sumitomo Corp.	2,600	36,756
W.W. Grainger, Inc.	7,000	966,770
Wolseley PLC*	505	16,109

		1,803,564
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	44,271
Atlantia SpA	2,665	54,413
Koninklijke Vopak NV	4,979	235,199
Transurban Group (Units)	5,178	27,116

		360,999
Information Technology 9.6%
Communications Equipment 1.0%
Alcatel-Lucent*	14,122	41,139
Cisco Systems, Inc.*	117,630	2,379,655
EchoStar Corp. "A"*	12,900	322,113
F5 Networks, Inc.*	3,700	481,592
Harris Corp.	17,040	771,912
Nokia Oyj	13,550	140,255
QUALCOMM, Inc.	21,630	1,070,469
Research In Motion Ltd.*	2,900	169,368
Sycamore Networks, Inc.	4,443	91,481
Telefonaktiebolaget LM Ericsson "B"	11,420	132,240

		5,600,224
Computers & Peripherals 1.8%
Apple, Inc.*	15,730	5,073,869
EMC Corp.* (b)	52,420	1,200,418
Fujitsu Ltd.	4,000	27,814
Hewlett-Packard Co.	45,682	1,923,212
Lexmark International, Inc. "A"*	24,900	867,018
NEC Corp.	5,000	15,013
QLogic Corp.*	24,800	422,096
Toshiba Corp.	39,772	216,485
Western Digital Corp.*	8,600	291,540

		10,037,465
Electronic Equipment, Instruments & Components 0.7%
AVX Corp.	26,600	410,438
E Ink Holdings, Inc.*	108,702	220,338
FLIR Systems, Inc.*	19,300	574,175
Fujifilm Holdings Corp.	1,000	36,125
Hitachi Ltd.	9,000	48,021
Hoya Corp.	1,100	26,692
Ingram Micro, Inc. "A"*	11,800	225,262
Itron, Inc.*	33,303	1,846,651
Keyence Corp.	100	28,911
Kingboard Chemical Holdings Ltd.	37,023	221,724
Kyocera Corp.	400	40,795
Murata Manufacturing Co., Ltd.	500	35,011
National Instruments Corp.	6,700	252,188
TDK Corp.	400	27,800
Venture Corp., Ltd.	28,134	203,001

		4,197,132
Internet Software & Services 0.9%
Akamai Technologies, Inc.*	14,000	658,700
Google, Inc. "A"*	5,060	3,005,488
IAC/InterActiveCorp.*	25,400	728,980
Internet Initiative Japan, Inc.	57	161,818
Meetic	3,049	66,209
NIC, Inc.	13,586	131,920
Open Text Corp.*	700	32,194
United Internet AG (Registered)	11,107	180,515
Yahoo Japan Corp.	29	11,246

		4,977,070
IT Services 1.3%
Accenture PLC "A"	9,300	450,957
Atos Origin SA*	266	14,161
Automatic Data Processing, Inc.	15,000	694,200
Cap Gemini SA	687	32,067
Cardtronics, Inc.*	10,275	181,868
CGI Group, Inc. "A"*	2,500	43,247
Digital Garage, Inc.*	91	225,666
FleetCor Technologies, Inc.*	1,260	38,959
iGATE Corp.	7,760	152,950
Infosys Technologies Ltd.	2,056	157,946
International Business Machines Corp.	22,450	3,294,762
MasterCard, Inc. "A"	3,700	829,207
NTT Data Corp.	4	13,836
Telvent GIT SA (NY Registered Shares)*	4,645	122,721
VeriFone Systems, Inc.*	10,840	417,990
Visa, Inc. "A"	3,440	242,107
Western Union Co.	14,800	274,836

		7,187,480
Office Electronics 0.1%
Canon, Inc.	14,844	760,973
Konica Minolta Holdings, Inc.	2,000	20,760
Ricoh Co., Ltd.	2,000	29,278

		811,011
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.*	17,100	139,878
Analog Devices, Inc.	25,900	975,653
ARM Holdings PLC	50,823	335,415
ASML Holding NV	4,571	176,528
First Solar, Inc.* (b)	3,100	403,434
FSI International, Inc.*	27,304	120,684
Infineon Technologies AG*	2,624	24,396
Intel Corp.	186,140	3,914,524
KLA-Tencor Corp.	20,400	788,256
Lam Research Corp.*	2,685	139,029
Marvell Technology Group Ltd.*	29,500	547,225
Rambus, Inc.*	4,000	81,920
ROHM Co., Ltd.	400	26,108
STMicroelectronics NV	3,445	35,627
Taiwan Semiconductor Manufacturing Co., Ltd.	100,765	245,376
Tokyo Electron Ltd.	500	31,610

		7,985,663
Software 2.4%
Activision Blizzard, Inc.	16,600	206,504
Adobe Systems, Inc.*	9,990	307,492
Autonomy Corp. PLC*	2,045	47,985
CA, Inc.	1,000	24,440
Check Point Software Technologies Ltd.*	12,240	566,222
Concur Technologies, Inc.* (b)	14,980	777,912
Dassault Systemes SA	246	18,547
Microsoft Corp.	221,590	6,186,793
Nintendo Co., Ltd.	200	58,677
Norkom Group PLC*	40,608	81,397
Oracle Corp.	61,000	1,909,300
Rovi Corp.*	3,240	200,912
SAP AG	5,034	256,332
Solera Holdings, Inc.	13,900	713,348
Symantec Corp.*	101,800	1,704,132
The Sage Group PLC	10,040	42,796
TiVo, Inc.*	10,810	93,290
VanceInfo Technologies, Inc. (ADR)*	4,890	168,901

		13,364,980
Materials 3.1%
Chemicals 1.0%
Agrium, Inc.	200	18,405
Air Liquide SA	1,683	212,845
Akzo Nobel NV	1,242	77,151
Asahi Kasei Corp.	6,000	39,137
BASF SE	6,192	493,971
Givaudan SA (Registered)	172	185,715
Huntsman Corp.	36,525	570,155
Johnson Matthey PLC	2,249	71,461
JSR Corp.	1,100	20,501
Koninklijke DSM NV	792	45,091
Kuraray Co., Ltd.	2,000	28,647
Linde AG	1,170	177,592
Mitsubishi Chemical Holdings Corp.	6,000	40,690
Monsanto Co.	1,500	104,460
Nalco Holding Co.	1,700	54,298
Nitto Denko Corp.	800	37,644
Potash Corp. of Saskatchewan, Inc.	300	46,640
Shin-Etsu Chemical Co., Ltd.	9,027	488,694
Showa Denko KK	7,000	15,759
Sigma-Aldrich Corp.	22,100	1,470,976
Sika AG	16	35,114
Solvay SA	600	63,942
STR Holdings, Inc.*	5,630	112,600
Sumitomo Chemical Co., Ltd.	8,000	39,378
Syngenta AG (Registered)	380	111,305
The Mosaic Co.	9,903	756,193
Toray Industries, Inc.	7,000	41,787
Umicore	1,093	56,846
Yara International ASA	2,857	165,270

		5,582,267
Construction Materials 0.1%
China National Building Material Co., Ltd. "H"	59,897	137,166
CRH PLC (c)	5,614	117,406
CRH PLC (c)	4,398	91,094
Holcim Ltd. (Registered)	1,031	77,916
Lafarge SA	682	42,761

		466,343
Containers & Packaging 0.2%
Owens-Illinois, Inc.*	31,150	956,305
Metals & Mining 1.2%
Anglo American PLC	1,333	69,321
ArcelorMittal	2,152	81,613
Barrick Gold Corp.	1,000	53,424
BHP Billiton Ltd.	15,638	723,753
BHP Billiton PLC	1,447	57,551
Boliden AB	2,779	56,554
Cliffs Natural Resources, Inc.	2,592	202,202
Freeport-McMoRan Copper & Gold, Inc.	24,430	2,933,799
Goldcorp, Inc.	800	36,914
IAMGOLD Corp.	1,200	21,422
JFE Holdings, Inc.	2,000	69,590
Kobe Steel Ltd.	15,000	38,019
Lynas Corp., Ltd.*	168,734	355,517
Mitsubishi Materials Corp.*	10,000	31,863
Newcrest Mining Ltd.	4,071	168,385
Newmont Mining Corp.	3,200	196,576
Nippon Steel Corp.	17,000	61,085
Norsk Hydro ASA	13,165	96,272
Northam Platinum Ltd. (b)	15,293	105,165
Outokumpu Oyj	2,125	39,458
Randgold Resources Ltd. (ADR)	1,853	152,557
Rautaruukki Oyj	915	21,432
Rio Tinto Ltd.	286	25,002
Rio Tinto PLC	4,946	345,968
SSAB AB "A"	1,534	25,776
Sumitomo Metal Industries Ltd.	17,000	41,838
Sumitomo Metal Mining Co., Ltd.	3,000	52,359
Teck Resources Ltd. "B"	224	13,920
Thompson Creek Metals Co., Inc.*	9,719	143,064
ThyssenKrupp AG	3,029	125,491
Walter Energy, Inc.	1,700	217,328
Xstrata PLC	16,433	385,719
Yamana Gold, Inc.	2,200	28,255

		6,977,192
Paper & Forest Products 0.6%
Domtar Corp.	23,300	1,768,936
Holmen AB "B"	1,025	33,763
MeadWestvaco Corp.	34,600	905,136
Nippon Paper Group, Inc.	400	10,489
Oji Paper Co., Ltd.	6,000	29,031
Schweitzer-Mauduit International, Inc.	3,436	216,193
Stora Enso Oyj "R"	5,712	58,717
Svenska Cellulosa AB "B"	5,441	85,849
UPM-Kymmene Oyj	5,203	91,985

		3,200,099
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	50,200	1,474,876
BCE, Inc.	1,400	49,760
BT Group PLC	23,665	66,708
Deutsche Telekom AG (Registered)	32,630	421,397
France Telecom SA	20,148	419,876
Iliad SA	262	28,499
Inmarsat PLC	2,213	23,238
Koninklijke (Royal) KPN NV	40,930	597,267
Nippon Telegraph & Telephone Corp.	4,300	196,726
Singapore Telecommunications Ltd.	61,000	144,972
Swisscom AG (Registered)	1,051	462,330
Tele2 AB "B"	1,647	34,410
Telecom Italia SpA	221,540	286,415
Telecom Italia SpA (RSP)	142,778	155,011
Telefonica SA	34,517	783,916
Telenor ASA	10,661	173,337
TeliaSonera AB	17,675	140,132
Telstra Corp., Ltd.	55,286	157,765
Telus Corp.	700	30,448
Verizon Communications, Inc.	102,900	3,681,762

		9,328,845
Wireless Telecommunication Services 0.7%
America Movil SAB de CV "L"	70,405	201,809
American Tower Corp. "A"*	12,830	662,541
KDDI Corp.	25	144,326
Millicom International Cellular SA (SDR)	413	39,621
NTT DoCoMo, Inc.	383	668,733
Rogers Communications, Inc. "B"	1,900	66,117
Softbank Corp.	7,100	245,651
Telephone & Data Systems, Inc.	30,200	1,103,810
Vodafone Group PLC	361,327	934,025

		4,066,633
Utilities 2.0%
Electric Utilities 1.5%
Acciona SA	184	13,041
Chubu Electric Power Co., Inc.	3,500	86,030
Chugoku Electric Power Co., Inc.	1,900	38,612
CLP Holdings Ltd.	8,000	65,150
DPL, Inc.	16,500	424,215
Duke Energy Corp.	79,200	1,410,552
E.ON AG	2,794	85,693
EDP - Energias de Portugal SA	35,187	117,128
Electricite de France	521	21,370
Enel SpA	17,985	89,840
Entergy Corp.	17,600	1,246,608
Exelon Corp. (b)	55,100	2,294,364
Fortis, Inc.	2,100	71,767
Fortum Oyj	12,220	370,727
Hokkaido Electric Power Co., Inc.	900	18,401
Hokuriku Electric Power Co.	1,200	29,483
HongKong Electric Holdings Ltd.	44,130	278,197
Iberdrola SA	12,942	99,708
Kansai Electric Power Co., Inc.	4,000	98,727
Kyushu Electric Power Co., Inc.	2,200	49,307
PPL Corp.	36,300	955,416
Red Electrica Corporacion SA	545	25,624
Scottish & Southern Energy PLC	1,761	33,633
Shikoku Electric Power Co., Inc.	1,200	35,293
Terna - Rete Elettrica Nationale SpA	4,601	19,435
Tohoku Electric Power Co., Inc.	2,500	55,731
Tokyo Electric Power Co., Inc.	8,800	214,911

		8,248,963
Gas Utilities 0.0%
Enagas	657	13,089
Hong Kong & China Gas Co., Ltd.	18,590	44,150
Osaka Gas Co., Ltd.	12,000	46,548
Snam Rete Gas SpA	3,419	17,002
Toho Gas Co., Ltd.	3,000	14,998
Tokyo Gas Co., Ltd.	14,000	62,058

		197,845
Independent Power Producers & Energy Traders 0.3%
EDP Renovaveis SA*	6,031	34,953
Electric Power Development Co., Ltd.	500	15,684
International Power PLC	3,510	23,948
NRG Energy, Inc.* (b)	84,059	1,642,513
TransAlta Corp.	3,300	70,195

		1,787,293
Multi-Utilities 0.2%
Ameren Corp.	10,500	295,995
Canadian Utilities Ltd. "A"	1,300	71,126
Centrica PLC	9,355	48,365
GDF Suez	8,966	321,697
National Grid PLC	6,356	54,800
RWE AG	583	38,895
Veolia Environnement	1,180	34,485

		865,363

Total Common Stocks (Cost $275,585,791)		315,285,905
Preferred Stocks 0.2%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	166	13,231
Volkswagen AG	1,562	253,117

		266,348
Consumer Staples 0.0%
Henkel AG & Co. KGaA	2,686	166,942
Energy 0.1%
Petroleo Brasileiro SA	8,990	151,806
Ultrapar Participacoes SA	2,355	150,580

		302,386
Financials 0.0%
Ally Financial, Inc., Series G, 144A, 7.0%	50	47,258
Itau Unibanco Holding SA	5,793	138,995

		186,253
Information Technology 0.0%
Samsung Electronics Co., Ltd.	412	235,532
Materials 0.0%
Vale SA "A"	5,124	149,728

Total Preferred Stocks (Cost $1,191,956)		1,307,189
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	3
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	6,156

Total Warrants (Cost $0)		6,159

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 9.4%
Consumer Discretionary 1.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	70,700
American Achievement Corp., 144A, 10.875%, 4/15/2016		45,000	46,125
Ameristar Casinos, Inc., 9.25%, 6/1/2014		30,000	32,100
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	45,450
144A, 8.375%, 11/15/2020		35,000	36,137
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		135,000	139,894
Avis Budget Car Rental LLC:
144A, 8.25%, 1/15/2019		40,000	40,400
9.625%, 3/15/2018		25,000	26,937
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		25,000	23,750
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		45,000	46,350
Brunswick Corp., 144A, 11.25%, 11/1/2016		20,000	23,800
Cablevision Systems Corp.:
7.75%, 4/15/2018		135,000	141,412
8.0%, 4/15/2020		10,000	10,700
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		35,000	5,950
Carrols Corp., 9.0%, 1/15/2013		25,000	25,062
CBS Corp., 8.875%, 5/15/2019		395,000	496,942
CCO Holdings LLC:
7.875%, 4/30/2018		20,000	20,700
8.125%, 4/30/2020		15,000	15,788
Ceaser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		15,000	13,688
11.25%, 6/1/2017		30,000	33,750
144A, 12.75%, 4/15/2018		25,000	25,125
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		110,000	114,950
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		10,000	10,875
Series B, 9.25%, 12/15/2017		10,000	10,950
DineEquity, Inc., 144A, 9.5%, 10/30/2018		70,000	74,200
DirecTV Holdings LLC, 7.625%, 5/15/2016		100,000	110,875
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	67,437
7.125%, 2/1/2016		50,000	51,625
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		40,000	140
Ford Motor Co., 7.45%, 7/16/2031		35,000	37,494
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		20,000	22,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	40,900
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		30,000	37,312
Hertz Corp., 144A, 7.5%, 10/15/2018		210,000	217,875
Lear Corp.:
7.875%, 3/15/2018		20,000	21,400
8.125%, 3/15/2020		20,000	21,750
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,550
McDonald's Corp., Series I, 5.35%, 3/1/2018		60,000	67,321
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	50,250
MGM Resorts International:
144A, 9.0%, 3/15/2020		85,000	93,500
144A, 10.0%, 11/1/2016		10,000	10,275
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		15,000	14,850
News America, Inc.:
6.65%, 11/15/2037		40,000	44,304
7.85%, 3/1/2039		415,000	516,686
Norcraft Holdings LP, 9.75%, 9/1/2012		57,000	57,356
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	91,800
PETCO Animal Supplies, Inc, 144A, 9.25%, 12/1/2018		25,000	26,344
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		15,000	15,937
Sabre Holdings Corp., 8.35%, 3/15/2016		85,000	81,600
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		30,000	27,975
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		15,000	15,488
144A, 7.804%, 10/1/2020		40,000	38,980
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	32,475
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	52,625
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	10,000
144A, 8.375%, 5/15/2018		25,000	25,000
10.75%, 9/15/2016		40,000	46,100
Staples, Inc., 9.75%, 1/15/2014		80,000	96,948
TCI Communications, Inc., 8.75%, 8/1/2015		543,000	668,373
Time Warner Cable, Inc., 6.75%, 7/1/2018		490,000	571,183
Travelport LLC, 4.921% ***, 9/1/2014		35,000	30,975
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		10,000	10,500
UPC Holding BV:
144A, 8.0%, 11/1/2016	EUR	100,000	138,975
144A, 8.375%, 8/15/2020	EUR	50,000	69,154
Viacom, Inc.:
6.75%, 10/5/2037		170,000	192,270
6.875%, 4/30/2036		320,000	367,153
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,725

			5,653,015
Consumer Staples 0.4%
Alliance One International, Inc., 10.0%, 7/15/2016		10,000	10,250
B&G Foods, Inc., 7.625%, 1/15/2018		15,000	15,788
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	20,250
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	105,875
CVS Caremark Corp.:
5.75%, 6/1/2017		40,000	44,506
6.302%, 6/1/2037		536,000	516,570
Darling International, Inc., 144A, 8.5%, 12/15/2018		40,000	41,700
Delhaize Group, 144A, 5.7%, 10/1/2040		361,000	343,632
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	21,100
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	45,000
Kroger Co., 7.5%, 1/15/2014		40,000	46,118
PepsiCo, Inc., 4.5%, 1/15/2020		80,000	83,927
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		25,000	24,875
Procter & Gamble Co., 4.95%, 8/15/2014		80,000	88,867
Reynolds American, Inc., 7.25%, 6/15/2037		60,000	62,384
Rite Aid Corp., 7.5%, 3/1/2017		30,000	28,838
Safeway, Inc., 6.25%, 3/15/2014		60,000	66,656
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	62,400
144A, 10.0%, 7/15/2014		45,000	51,862
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		15,000	15,375
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	110,112
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	16,256
Wal-Mart Stores, Inc.:
3.25%, 10/25/2020		100,000	93,985
5.0%, 10/25/2040		160,000	155,402

			2,071,728
Energy 1.0%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		25,000	25,375
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	195,775
Berry Petroleum Co., 6.75%, 11/1/2020		45,000	45,225
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		25,000	25,125
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	36,925
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		60,000	68,410
Chaparral Energy, Inc., 8.5%, 12/1/2015		115,000	117,012
Chesapeake Energy Corp.:
6.875%, 11/15/2020		40,000	40,500
7.25%, 12/15/2018		50,000	51,750
Colorado Interstate Gas Co., 6.8%, 11/15/2015		20,000	23,041
Conoco, Inc., 6.95%, 4/15/2029		260,000	319,538
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		55,000	58,575
144A, 8.25%, 4/1/2020		35,000	37,800
Continental Resources, Inc.:
7.375%, 10/1/2020		15,000	15,900
8.25%, 10/1/2019		10,000	11,100
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	32,137
Dynegy Holdings, Inc., 7.75%, 6/1/2019		20,000	13,350
El Paso Corp.:
7.25%, 6/1/2018		30,000	32,115
9.625%, 5/15/2012		17,000	18,118
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		80,000	83,935
Encana Corp., 6.3%, 11/1/2011		60,000	62,720
Energy Transfer Partners LP, 6.125%, 2/15/2017		305,000	335,282
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		60,000	66,258
Frontier Oil Corp., 6.875%, 11/15/2018		25,000	25,500
Genesis Energy LP, 144A, 7.875%, 12/15/2018		30,000	29,850
Global Geophysical Services, Inc., 10.5%, 5/1/2017		65,000	64,675
Halliburton Co., 7.45%, 9/15/2039		100,000	128,490
Holly Corp., 9.875%, 6/15/2017		35,000	38,150
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		30,000	31,350
KCS Energy, Inc., 7.125%, 4/1/2012		155,000	155,387
Kinder Morgan Energy Partners LP:
6.0%, 2/1/2017		180,000	198,730
7.3%, 8/15/2033		60,000	66,786
Linn Energy LLC:
144A, 8.625%, 4/15/2020		25,000	26,938
11.75%, 5/15/2017		50,000	57,250
Midcontinent Express Pipeline LLC, 144A, 6.7%, 9/15/2019		220,000	236,451
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	63,150
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		30,000	32,100
Occidental Petroleum Corp.:
1.45%, 12/13/2013		265,000	266,159
Series 1, 4.1%, 2/1/2021		130,000	132,138
OPTI Canada, Inc., 7.875%, 12/15/2014		60,000	42,375
Petro-Canada:
4.0%, 7/15/2013		80,000	84,178
6.05%, 5/15/2018		295,000	335,168
Petrohawk Energy Corp., 7.875%, 6/1/2015		20,000	20,825
Plains Exploration & Production Co.:
7.0%, 3/15/2017		40,000	41,100
7.625%, 6/1/2018		70,000	73,675
8.625%, 10/15/2019		10,000	10,950
Pride International, Inc., 6.875%, 8/15/2020		220,000	228,250
Regency Energy Partners LP, 6.875%, 12/1/2018		15,000	15,188
Rowan Companies, Inc., 5.0%, 9/1/2017		290,000	292,525
Sabine Pass LNG LP, 7.25%, 11/30/2013		100,000	97,250
Southwestern Energy Co., 7.5%, 2/1/2018		25,000	28,188
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	48,750
8.625%, 2/1/2017		10,000	10,150
TransCanada PipeLines Ltd., 3.8%, 10/1/2020		340,000	331,781
Valero Energy Corp., 9.375%, 3/15/2019		40,000	49,651
Williams Partners LP:
5.25%, 3/15/2020		60,000	62,196
7.25%, 2/1/2017		265,000	308,068

			5,349,338
Financials 3.5%
AgriBank FCB, 9.125%, 7/15/2019		500,000	593,791
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		70,000	63,000
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		45,000	45,000
6.875%, 9/15/2011		186,000	191,115
7.0%, 2/1/2012		95,000	98,325
8.0%, 3/15/2020		50,000	54,625
8.0%, 11/1/2031		20,000	21,550
8.3%, 2/12/2015		20,000	22,000
American Express Co., 7.0%, 3/19/2018		80,000	93,182
American International Group, Inc., 3.65%, 1/15/2014		170,000	172,903
ANZ National International Ltd., 144A, 3.125%, 8/10/2015		285,000	283,472
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	28,860
Asian Development Bank:
2.625%, 2/9/2015		100,000	102,958
5.82%, 6/16/2028		80,000	90,064
Bank of America Corp.:
5.875%, 1/5/2021		130,000	134,499
6.0%, 9/1/2017		115,000	120,521
Series L, 7.375%, 5/15/2014		30,000	33,347
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		60,000	64,217
Barclays PLC, 5.14%, 10/14/2020		355,000	319,411
Bear Stearns Companies LLC, 7.25%, 2/1/2018		60,000	71,104
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040		60,000	63,052
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		60,000	66,635
Blackstone Holdings Finance Co., LLC, 144A, 6.625%, 8/15/2019		225,000	231,286
Blue Acquisition Sub, Inc., 144A, 9.875%, 10/15/2018		15,000	15,975
Boston Properties LP, (REIT), 4.125%, 5/15/2021		45,000	42,662
BP Capital Markets PLC, 3.125%, 10/1/2015		285,000	284,804
BPCE SA, 144A, 2.375%, 10/4/2013		550,000	547,950
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		60,000	62,400
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	47,812
Capital One Financial Corp., 5.5%, 6/1/2015		60,000	64,292
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	26,875
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		60,000	73,780
CIT Group, Inc.:
7.0%, 5/1/2015		55,000	55,137
7.0%, 5/1/2017		110,000	110,275
Citigroup, Inc.:
4.75%, 5/19/2015		195,000	204,184
5.125%, 5/5/2014		100,000	106,105
6.0%, 10/31/2033		60,000	56,169
Council of Europe Development Bank, 2.75%, 2/10/2015		80,000	82,250
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		80,000	86,252
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		100,000	118,253
Diageo Capital PLC, 5.75%, 10/23/2017		60,000	68,053
Discover Financial Services, 10.25%, 7/15/2019		432,000	536,204
Duke Realty LP, (REIT), 7.375%, 2/15/2015		40,000	44,642
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		20,000	20,200
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		35,000	37,450
E*TRADE Financial Corp.:
7.375%, 9/15/2013		185,000	184,075
12.5%, 11/30/2017 (PIK)		21,000	24,675
EDP Finance BV, 144A, 4.9%, 10/1/2019		295,000	251,469
Erac USA Finance Co., 144A, 5.25%, 10/1/2020		770,000	782,978
Express LLC, 8.75%, 3/1/2018		25,000	26,562
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		760,000	688,267
FCE Bank PLC, 9.375%, 1/17/2014	EUR	50,000	74,332
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		290,000	299,728
9.875%, 8/10/2011		120,000	124,913
General Electric Capital Corp.:
2.25%, 11/9/2015		140,000	134,590
4.375%, 9/16/2020		475,000	467,475
4.8%, 5/1/2013		80,000	85,527
Series A, 5.625%, 5/1/2018		80,000	87,241
Series A, 6.875%, 1/10/2039		105,000	121,344
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		25,000	26,062
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		60,000	68,606
Harley-Davidson Funding Corp., 144A, 6.8%, 6/15/2018		270,000	284,408
Hexion US Finance Corp., 8.875%, 2/1/2018		205,000	219,094
HSBC USA, Inc., 5.0%, 9/27/2020		430,000	416,229
Inter-American Development Bank:
3.25%, 11/15/2011		60,000	61,423
3.875%, 9/17/2019		60,000	62,512
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		20,000	21,500
144A, 8.75%, 3/15/2017		85,000	91,162
iPayment, Inc., 9.75%, 5/15/2014		40,000	37,600
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		60,000	64,176
JPMorgan Chase & Co.:
4.25%, 10/15/2020		285,000	278,345
4.95%, 3/25/2020		420,000	431,159
6.0%, 1/15/2018		60,000	67,005
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016		1,135,000	1,169,403
6.22%, 9/15/2026		100,000	94,890
6.875%, 11/15/2018		60,000	64,619
MetLife, Inc., 5.7%, 6/15/2035		60,000	61,245
Metropolitan Life Global Funding I, 144A, 2.5%, 9/29/2015		585,000	576,506
Morgan Stanley:
5.45%, 1/9/2017		60,000	62,221
5.5%, 1/26/2020		200,000	201,605
6.0%, 5/13/2014		60,000	64,829
Series F, 6.625%, 4/1/2018		290,000	314,583
National Money Mart Co., 10.375%, 12/15/2016		65,000	70,200
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		60,000	64,865
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		311,000	360,705
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		15,000	15,338
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		40,000	42,000
144A, 7.75%, 10/15/2018		10,000	10,350
Nomura Holdings, Inc., 6.7%, 3/4/2020		215,000	230,113
Nordic Investment Bank:
Series D, 2.375%, 12/15/2011		80,000	81,370
5.0%, 2/1/2017		80,000	89,811
Nuveen Investments, Inc., 10.5%, 11/15/2015		65,000	66,462
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		25,000	24,781
Penn Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034		240,000	216,396
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		60,000	62,475
PNC Funding Corp., 6.7%, 6/10/2019		60,000	69,080
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067		200,000	196,000
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		60,000	64,450
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		5,000	5,188
Raymond James Financial, Inc., 8.6%, 8/15/2019		220,000	260,729
RenRe North America Holdings, Inc., 5.75%, 3/15/2020		375,000	376,478
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		100,000	101,750
144A, 8.5%, 5/15/2018		100,000	100,500
144A, 9.0%, 4/15/2019		100,000	103,625
Rio Tinto Finance (USA) Ltd.:
6.5%, 7/15/2018		575,000	670,361
9.0%, 5/1/2019		40,000	53,722
Shell International Finance BV:
3.1%, 6/28/2015		285,000	292,680
4.375%, 3/25/2020		60,000	62,931
SLM Corp., 8.0%, 3/25/2020		10,000	10,139
Sprint Capital Corp., 8.375%, 3/15/2012		115,000	121,612
Susser Holdings LLC, 8.5%, 5/15/2016		15,000	16,087
Telecom Italia Capital SA, 5.25%, 11/15/2013		80,000	83,344
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		435,000	471,924
6.75%, 10/1/2037		150,000	153,359
7.5%, 2/15/2019		155,000	180,729
Total Capital SA, 3.0%, 6/24/2015		335,000	342,026
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		105,000	54
UCI International, Inc., 9.25% ***, 12/15/2013 (PIK)		64,916	64,754
Vale Overseas Ltd., 6.875%, 11/21/2036		60,000	65,999
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		100,000	113,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		195,000	205,237
Wells Fargo & Co., 5.625%, 12/11/2017		100,000	110,718
Westpac Banking Corp., 3.0%, 12/9/2015		370,000	369,306
WMG Acquisition Corp., 9.5%, 6/15/2016		30,000	32,175

			19,781,822
Health Care 0.4%
Abbott Laboratories, 5.875%, 5/15/2016		60,000	69,264
Aetna, Inc., 6.5%, 9/15/2018		40,000	46,074
Agilent Technologies, Inc., 6.5%, 11/1/2017		235,000	260,462
Amgen, Inc., Zero Coupon, 3/1/2032		315,000	241,762
AstraZeneca PLC, 5.4%, 9/15/2012		60,000	64,701
Boston Scientific Corp., 6.0%, 1/15/2020		430,000	448,232
Community Health Systems, Inc., 8.875%, 7/15/2015		40,000	42,000
DaVita, Inc.:
6.375%, 11/1/2018		10,000	9,950
6.625%, 11/1/2020		10,000	9,900
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		10,000	9,975
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		50,000	50,000
HCA, Inc.:
8.5%, 4/15/2019		105,000	114,975
9.125%, 11/15/2014		90,000	94,387
9.25%, 11/15/2016		200,000	213,375
9.625%, 11/15/2016 (PIK)		68,000	72,845
IASIS Healthcare LLC, 8.75%, 6/15/2014		70,000	71,837
Life Technologies Corp., 5.0%, 1/15/2021		215,000	212,976
Merck & Co., Inc., 4.0%, 6/30/2015		60,000	64,374
The Cooper Companies, Inc., 7.125%, 2/15/2015		75,000	77,250
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		20,000	20,500
WellPoint, Inc., 5.25%, 1/15/2016		60,000	65,972
Wyeth, 5.95%, 4/1/2037		60,000	66,398

			2,327,209
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		25,000	25,562
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		15,000	15,750
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,675
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		50,000	49,625
ArvinMeritor, Inc., 10.625%, 3/15/2018		30,000	33,750
BE Aerospace, Inc., 8.5%, 7/1/2018		70,000	76,650
Belden, Inc., 7.0%, 3/15/2017		30,000	30,375
Bombardier, Inc., 144A, 7.75%, 3/15/2020		30,000	32,325
Briggs & Stratton Corp., 6.875%, 12/15/2020		15,000	15,300
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		60,000	67,605
Cenveo Corp.:
8.875%, 2/1/2018		50,000	48,375
144A, 10.5%, 8/15/2016		35,000	34,387
Clean Harbors, Inc., 7.625%, 8/15/2016		18,000	19,125
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,613
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		9,000	9,799
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	154,222
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	32,175
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		30,000	30,262
Interline Brands, Inc., 144A, 7.0%, 11/15/2018		25,000	25,375
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		30,000	29,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		60,000	62,700
8.0%, 2/1/2018		60,000	64,950
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	69,875
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		60,000	62,400
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,875
8.5%, 3/1/2020		10,000	10,975
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	46,928
Ply Gem Industries, Inc., 13.125%, 7/15/2014		40,000	42,500
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		60,000	63,750
Sitel LLC, 144A, 11.5%, 4/1/2018		50,000	41,250
Spirit AeroSystems, Inc.:
144A, 6.75%, 12/15/2020		15,000	15,037
7.5%, 10/1/2017		20,000	20,800
TransDigm, Inc., 144A, 7.75%, 12/15/2018		30,000	31,050
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		25,000	25,125
United Parcel Service, Inc., 4.875%, 11/15/2040		100,000	96,860
USG Corp., 144A, 9.75%, 8/1/2014		20,000	21,100

			1,442,525
Information Technology 0.5%
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		800,000	848,978
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	35,550
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		15,000	15,112
Amkor Technology, Inc., 7.375%, 5/1/2018		20,000	20,800
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		30,000	30,787
Brocade Communications Systems, Inc., 6.625%, 1/15/2018		500,000	526,250
CDW LLC, 11.0%, 10/12/2015		75,000	77,812
Equinix, Inc., 8.125%, 3/1/2018		65,000	67,925
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		130,000	143,000
Hewlett-Packard Co., 5.5%, 3/1/2018		60,000	67,604
International Business Machines Corp.:
4.75%, 11/29/2012		80,000	85,887
5.7%, 9/14/2017		270,000	309,894
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	11,225
L-3 Communications Corp.:
5.875%, 1/15/2015		85,000	86,594
Series B, 6.375%, 10/15/2015		60,000	61,800
MasTec, Inc., 7.625%, 2/1/2017		50,000	49,750
Oracle Corp., 144A, 5.375%, 7/15/2040		100,000	101,261
Seagate Technology International, 144A, 10.0%, 5/1/2014		300,000	351,750
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		10,000	10,050
10.25%, 8/15/2015		135,000	141,919

			3,043,948
Materials 0.7%
Airgas, Inc., 7.125%, 10/1/2018		415,000	458,575
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		20,000	16,000
Ashland, Inc., 9.125%, 6/1/2017		60,000	69,150
Ball Corp.:
7.125%, 9/1/2016		10,000	10,775
7.375%, 9/1/2019		10,000	10,750
Berry Plastics Corp.:
9.5%, 5/15/2018		30,000	30,075
144A, 9.75%, 1/15/2021		40,000	39,600
Boise Paper Holdings LLC, 8.0%, 4/1/2020		15,000	16,050
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		20,000	20,200
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	343,771
FMG Resources August 2006 Ltd., 144A, 7.0%, 11/1/2015		10,000	10,250
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		30,000	30,975
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		75,000	71,812
CPG International I, Inc., 10.5%, 7/1/2013		60,000	61,200
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,750
Domtar Corp., 10.75%, 6/1/2017		30,000	37,800
Dow Chemical Co.:
5.7%, 5/15/2018		40,000	43,269
8.55%, 5/15/2019		30,000	37,597
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		60,000	67,111
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	120,750
Exopack Holding Corp., 11.25%, 2/1/2014		130,000	134,875
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		85,000	84,038
144A, 7.125%, 1/15/2017		35,000	37,275
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	70,931
Huntsman International LLC, 144A, 8.625%, 3/15/2021		80,000	86,400
International Paper Co., 7.95%, 6/15/2018		675,000	803,225
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	110,625
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		15,000	14,213
Momentive Performance Materials, Inc., 144A, 9.0%, 1/15/2021		110,000	116,050
Nalco Co., 144A, 6.625%, 1/15/2019		20,000	20,450
NewMarket Corp., 7.125%, 12/15/2016		80,000	81,800
Novelis, Inc.:
144A, 8.375%, 12/15/2017		65,000	67,275
144A, 8.75%, 12/15/2020		35,000	36,313
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	90,312
PPG Industries, Inc., 1.9%, 1/15/2016		100,000	94,930
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		25,000	25,625
Rohm & Haas Co., 6.0%, 9/15/2017		480,000	525,331
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	31,950
Solo Cup Co., 10.5%, 11/1/2013		70,000	73,150
United States Steel Corp., 7.375%, 4/1/2020		40,000	41,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		80,000	83,401
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		70,071	37,838

			4,173,467
Telecommunication Services 0.6%
AT&T, Inc.:
4.95%, 1/15/2013		60,000	64,312
5.5%, 2/1/2018		60,000	66,653
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		10,000	10,325
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		85,000	81,600
8.75%, 3/15/2018		95,000	89,062
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		10,000	10,775
144A, 12.0%, 12/1/2017		30,000	31,050
Cricket Communications, Inc.:
144A, 7.75%, 10/15/2020		120,000	114,300
10.0%, 7/15/2015		70,000	74,987
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		455,000	474,711
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	110,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		200,000	205,000
ERC Ireland Preferred Equity Ltd., 144A, 8.05% ***, 2/15/2017 (PIK)	EUR	64,626	7,748
Frontier Communications Corp.:
6.25%, 1/15/2013		32,000	33,760
7.875%, 4/15/2015		10,000	10,925
8.25%, 4/15/2017		35,000	38,413
8.5%, 4/15/2020		45,000	49,162
8.75%, 4/15/2022		10,000	10,900
Intelsat Corp., 9.25%, 6/15/2016		260,000	280,800
Intelsat Jackson Holdings SA, 11.25%, 6/15/2016		30,000	32,325
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		95,000	104,975
iPCS, Inc., 2.412% ***, 5/1/2013		15,000	14,438
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		60,000	57,150
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		30,000	30,075
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		30,000	31,050
8.0%, 10/1/2015		30,000	32,250
Qwest Corp.:
7.875%, 9/1/2011		90,000	92,700
8.375%, 5/1/2016		218,000	258,330
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	384,671
Telesat Canada, 11.0%, 11/1/2015		110,000	123,475
Verizon Communications, Inc., 7.75%, 12/1/2030		40,000	49,622
Vodafone Group PLC, 6.15%, 2/27/2037		60,000	64,230
West Corp.:
144A, 7.875%, 1/15/2019		25,000	25,438
144A, 8.625%, 10/1/2018		10,000	10,600
Windstream Corp.:
7.0%, 3/15/2019		40,000	39,400
7.875%, 11/1/2017		65,000	68,331
8.625%, 8/1/2016		10,000	10,525

			3,194,068
Utilities 1.0%
AES Corp., 8.0%, 6/1/2020		40,000	42,400
Ameren Corp., 8.875%, 5/15/2014		145,000	163,150
Appalachian Power Co., Series L, 5.8%, 10/1/2035		320,000	319,925
Calpine Corp., 144A, 7.5%, 2/15/2021		40,000	39,400
Constellation Energy Group, Inc., 5.15%, 12/1/2020		255,000	251,047
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066		165,000	160,875
DTE Energy Co., 7.625%, 5/15/2014		270,000	311,208
Edison Mission Energy, 7.0%, 5/15/2017		110,000	87,175
Entergy Louisiana LLC, 5.4%, 11/1/2024		60,000	63,273
Ferrellgas LP, 144A, 6.5%, 5/1/2021		10,000	9,750
FirstEnergy Solutions Corp., 6.05%, 8/15/2021		170,000	174,636
Florida Gas Transmission Co., 144A, 5.45%, 7/15/2020		305,000	317,642
Florida Power & Light Co., 5.25%, 2/1/2041		215,000	217,568
Iberdrola USA, Inc., 6.75%, 6/15/2012		800,000	854,798
Integrys Energy Group, Inc., 6.11%, 12/1/2066		205,000	197,825
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	37,362
Korea Gas Corp., 144A, 4.25%, 11/2/2020		100,000	94,876
Mirant Americas Generation LLC, 8.3%, 5/1/2011		90,000	91,350
Mirant North America LLC, 7.375%, 12/31/2013		25,000	25,471
NRG Energy, Inc.:
7.25%, 2/1/2014		210,000	214,200
7.375%, 2/1/2016		70,000	71,750
7.375%, 1/15/2017		95,000	97,850
Oncor Electric Delivery Co., 144A, 5.25%, 9/30/2040		335,000	321,783
Public Service Co. of Colorado, 3.2%, 11/15/2020		30,000	28,286
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	365,252
RRI Energy, Inc., 7.875%, 6/15/2017		15,000	14,550
San Diego Gas & Electric Co., 6.0%, 6/1/2026		100,000	115,290
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016		355,000	402,083
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	106,750
Western Power Distribution Holdings Ltd., 144A, 7.25%, 12/15/2017		170,000	189,534
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067		154,000	151,690

			5,538,749

Total Corporate Bonds (Cost $51,354,782)			52,575,869
Asset-Backed 1.2%
Automobile Receivables 0.6%
AESOP Funding II LLC, "A", Series 2010-4A, 144A, 2.09%, 4/20/2015		400,000	393,838
Ally Master Owner Trust:
"A", Series 2010-4, 1.33% ***, 8/15/2017		600,000	602,461
"A", Series 2010-1, 144A, 2.01% ***, 1/15/2015		300,000	305,437
"A", Series 2010-3, 144A, 2.88%, 4/15/2015		300,000	307,238
"A", Series 2010-2, 144A, 4.25%, 4/15/2017		300,000	317,580
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		50,000	51,638
CPS Auto Trust, "A", Series 2010-A, 144A, 2.89%, 3/15/2016		451,994	451,382
Ford Credit Auto Owner Trust, "C", Series 2010-B, 2.77%, 5/15/2016		400,000	399,463
Ford Credit Floorplan Master Owner Trust:
"A1", Series 2010-5, 1.5%, 9/15/2015		300,000	297,555
"A1", Series 2010-3, 144A, 4.2%, 2/15/2017		202,000	213,284
Navistar Financial Corp. Owner Trust, "B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	102,837

			3,442,713
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust:
"A5", Series 2007-A5, 0.3% ***, 7/15/2020		120,000	115,483
"A11", Series 2006-A11, 0.35% ***, 6/17/2019		200,000	193,755
"B1", Series 2006-B1, 0.54% ***, 1/15/2019		390,000	371,575
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		110,000	119,709
Discover Card Master Trust, "A2", Series 2010-A2, 0.84% ***, 3/15/2018		100,000	100,281
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016		250,000	267,489
World Financial Network Credit Card Master Trust:
“M”, Series 2006-A, 144A, 0.47% ***, 2/15/2017		150,000	142,282
"A", Series 2010-A, 3.96%, 4/15/2019		260,000	266,704
"A", Series 2009-D, 4.66%, 5/15/2017		166,000	176,087
"M", Series 2010-A, 5.2%, 4/15/2019		260,000	266,623

			2,019,988
Home Equity Loans 0.0%
Credit-Based Asset Servicing & Securitization LLC, "AF3", Series 2005-CB4, 5.334%, 8/25/2035		175,000	176,390
Miscellaneous 0.2%
Mid-State Trust, "M", Series 2010-1, 144A, 5.25%, 12/15/2045		319,493	312,302
Morgan Stanley Resecuritization Trust, "B", Series 2010-F, 144A, 0.511% ***, 6/17/2013		375,000	372,326
Tax Liens Securitization Trust, "1A2", Series 2010-1A, 144A, 2.0%, 4/15/2018		300,000	299,460

			984,088

Total Asset-Backed (Cost $6,598,910)			6,623,179
Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2025 (d)		500,000	503,281
4.5%, with various maturities from 11/1/2018 until 12/1/2038 (d)		2,035,808	2,112,910
5.0%, 8/1/2036 (d)		1,000,000	1,048,828
5.5%, 10/1/2023		416,942	448,148
6.0%, with various maturities from 1/1/2038 until 3/1/2038		472,752	512,004
6.5%, with various maturities from 1/1/2035 until 8/1/2038		965,195	1,084,132
Federal National Mortgage Association:
4.0%, with various maturities from 10/1/2023 until 12/1/2040 (d)		2,737,743	2,760,057
4.5%, with various maturities from 6/1/2029 until 10/1/2040 (d)		2,512,774	2,588,184
5.0%, with various maturities from 7/1/2019 until 3/1/2036 (d)		1,427,878	1,508,452
5.5%, with various maturities from 1/1/2020 until 3/1/2035 (d)		2,596,468	2,795,512
6.0%, with various maturities from 4/1/2024 until 4/1/2039		2,928,148	3,196,286
6.5%, 5/1/2023		513,633	568,939
7.0%, 3/1/2037		357,703	401,354
Government National Mortgage Association:
4.0%, 7/1/2040 (d)		500,000	502,930
5.0%, 4/1/2038 (d)		1,000,000	1,063,203
5.5%, 12/15/2039		616,264	668,214

Total Mortgage-Backed Securities Pass-Throughs (Cost $21,381,767)			21,762,434
Commercial Mortgage-Backed Securities 1.7%
Americold LLC Trust, "A2FX", Series 2010-ARTA, 144A, 4.954%, 1/14/2029		390,000	392,540
Banc of America Commercial Mortgage, Inc., "ASB", Series 2008-1, 6.173%, 2/10/2051		550,000	590,240
Bear Stearns Commercial Mortgage Securities, Inc.:
"AM", Series 2006-PW13, 5.582%, 9/11/2041		150,000	151,813
"A4", Series 2007-PW17, 5.694%, 6/11/2050		225,000	238,522
"AAB", Series 2007-PW17, 5.703%, 6/11/2050		300,000	318,657
Citigroup Commercial Mortgage Trust:
"A4", Series 2006-C5, 5.431%, 10/15/2049		400,000	427,223
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	132,277
"A4", Series 2007-C6, 5.698% ***, 12/10/2049		350,000	374,141
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	458,853
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	130,357
Extended Stay America Trust, "B", Series 2010-ESHA, 144A, 4.221%, 11/5/2027		200,000	196,633
GE Capital Commercial Mortgage Corp., "C", Series 2001-1, 6.971%, 5/15/2033		110,000	111,091
Greenwich Capital Commercial Funding Corp.:
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		300,000	317,024
"A4", Series 2007-GG11, 5.736%, 12/10/2049		500,000	528,325
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051		350,000	372,054
"ASB", Series 2007-CB19, 5.728% ***, 2/12/2049		1,280,000	1,365,285
"A4", Series 2007-LD11, 5.817% ***, 6/15/2049		310,000	324,339
"ASB", Series 2007-LD12, 5.833%, 2/15/2051		330,000	351,635
"A4", Series 2007-LD12, 5.882%, 2/15/2051		500,000	529,377
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.744% ***, 6/12/2050		700,000	734,079
Morgan Stanley Capital I, "C", Series 2003-IQ5, 5.282% ***, 4/15/2038		200,000	203,097
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C12, 5.305% ***, 7/15/2041		430,000	463,123
"AM", Series 2006-C29, 5.339%, 11/15/2048		230,000	232,101
"AM", Series-2006-C28, 5.603%, 10/15/2048		440,000	425,396
"APB", Series 2007-C32, 5.744% ***, 6/15/2049		258,000	269,025

Total Commercial Mortgage-Backed Securities (Cost $8,912,838)			9,637,207
Collateralized Mortgage Obligations 5.7%
BCAP LLC Trust:
"3A1", Series 2009-RR4, 144A, 5.299% ***, 4/26/2037		363,758	363,884
"A1", Series 2009-RR2, 144A, 5.52% ***, 1/21/2038		412,190	413,830
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.727% ***, 8/25/2047		881,813	745,387
"22A1", Series 2007-4, 5.869% ***, 6/25/2047		723,329	594,519
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.295% ***, 12/25/2035		706,429	650,488
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.511% ***, 7/25/2036		259,884	235,709
"7A1", Series 2009-5, 144A, 0.611% ***, 7/25/2036		377,657	344,893
"11A1", Series 2009-6, 144A, 0.611% ***, 5/25/2037		282,389	246,243
"4A1", Series 2009-6, 144A, 5.405% ***, 4/25/2037		395,336	384,358
"1A1", Series 2009-5, 144A, 5.549% ***, 6/25/2037		208,880	215,259
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033		327,037	332,663
"A6", Series 2004-14T2, 5.5%, 8/25/2034		271,279	272,115
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 5.226% ***, 8/27/2037		202,345	201,632
"25A1", Series 2009-3R, 144A, 5.588% ***, 7/27/2036		575,491	575,391
"30A1", Series 2009-3R, 144A, 5.679% ***, 7/27/2037		530,370	536,105
Federal Home Loan Mortgage Corp.:
"AB", Series 3706, 3.5%, 7/15/2020		351,458	364,031
"YB", Series 3781, 3.5%, 12/15/2030		520,000	455,078
"DW", Series 3722, 4.0%, 9/15/2030		490,000	459,976
"BD", Series 3738, 4.0%, 10/15/2030		290,000	269,724
"DW", Series 3735, 4.0%, 10/15/2030		495,000	463,601
"MU", Series 3755, 4.0%, 11/15/2030		290,000	266,077
"PC", Series 3715, 4.5%, 8/15/2040		310,000	311,963
"NE", Series 2750, 5.0%, 4/15/2032		610,000	650,903
"YG", Series 2772, 5.0%, 7/15/2032		520,000	552,875
"PG", Series 2728, 5.0%, 8/15/2032		590,000	627,100
"PD", Series 2754, 5.0%, 11/15/2032		295,000	313,533
"EG", Series 2836, 5.0%, 12/15/2032		542,000	578,152
"PD", Series 2760, 5.0%, 12/15/2032		780,000	827,338
"NE", Series 2802, 5.0%, 2/15/2033		880,000	939,522
"OE", Series 2840, 5.0%, 2/15/2033		412,000	437,687
"JE", Series 2931, 5.0%, 3/15/2033		285,000	304,989
"PE", Series 2898, 5.0%, 5/15/2033		300,000	320,787
"XD", Series 2941, 5.0%, 5/15/2033		902,000	960,121
"PE", Series 2864, 5.0%, 6/15/2033		505,000	540,003
"BG", Series 2869, 5.0%, 7/15/2033		315,000	334,802
"CG", Series 2888, 5.0%, 8/15/2033		320,000	342,197
"KE", Series 2934, 5.0%, 11/15/2033		350,000	372,098
"ND", Series 3036, 5.0%, 5/15/2034		695,000	746,117
"VG", Series 3659, 5.0%, 9/15/2034		305,000	325,575
"BD", Series 3659, 5.0%, 1/15/2037		310,000	331,251
"ML", Series 3755, 5.5%, 6/15/2029		249,055	271,189
"PD", Series 2904, 5.5%, 3/15/2033		425,000	461,445
"XD", Series 2966, 5.5%, 9/15/2033		1,305,000	1,399,923
"GA", Series 3523, 5.5%, 11/15/2035		265,867	286,170
"OD", Series 3162, 6.0%, 6/15/2035		285,000	309,158
Federal National Mortgage Association:
"HD", Series 2010-87, 4.0%, 3/25/2025		410,218	428,456
"WD", Series 2003-106, 4.5%, 9/25/2020		265,269	271,898
"YD", Series 2005-94, 4.5%, 8/25/2033		720,000	759,848
"LC", Series 2009-85, 4.5%, 10/25/2049		210,000	217,175
"ME", Series 2005-14, 5.0%, 10/25/2033		600,000	638,949
"ND", Series 2005-101, 5.0%, 6/25/2034		520,000	557,603
"PC", Series 2009-86, 5.0%, 3/25/2037		910,000	960,702
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.333% ***, 11/19/2035		714,989	663,669
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 3.307% ***, 7/25/2035		252,619	244,685
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.723% ***, 8/26/2046		375,234	377,448
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 3.119% ***, 11/25/2035		289,495	276,852
"2A1" Series 2006-A5, 5.523% ***, 8/25/2036		665,895	493,705
"1A1", Series 2008-R2, 144A, 5.54% ***, 7/27/2037		483,668	415,003
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.141% ***, 1/26/2037		434,599	414,888
"A1", Series 2009-8, 144A, 5.332% ***, 4/20/2036		356,320	355,808
"18A1", Series 2009-7, 144A, 5.564% ***, 11/27/2036		369,157	370,065
"3A1", Series 2009-5, 144A, 5.721% ***, 5/26/2037		287,458	289,934
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		364,704	371,410
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.141% ***, 1/25/2037		879,362	664,826
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 3.426% ***, 3/25/2036		2,406,328	2,070,809

Total Collateralized Mortgage Obligations (Cost $31,859,823)			31,779,594
Government & Agency Obligations 8.1%
Other Government Related (e) 0.1%
Citigroup Funding, Inc., FDIC Guaranteed, 2.0%, 3/30/2012		100,000	101,633
European Investment Bank, 4.25%, 7/15/2013		80,000	86,067
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		60,000	63,372
Private Export Funding Corp.:
2.25%, 12/15/2017		55,000	52,131
4.95%, 11/15/2015		200,000	223,579
Svensk Exportkredit AB, 3.25%, 9/16/2014		80,000	83,793

			610,575
Sovereign Bonds 2.5%
Export Development Canada, 1.25%, 10/27/2015		115,000	110,646
Federal Republic of Germany-Inflation Linked Bond, 2.25%, 4/15/2013	EUR	354,489	502,860
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	475,276	739,539
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	404,843	553,180
2.25%, 7/25/2020	EUR	917,000	1,324,656
3.15%, 7/25/2032	EUR	952,332	1,607,473
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	74,400,000	921,409
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	955,671
Province of Ontario, Canada:
3.5%, 7/15/2013		60,000	63,295
5.125%, 7/17/2012		60,000	64,015
Republic of Finland, 144A, 1.25%, 10/19/2015		100,000	96,363
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	272,933	355,835
Republic of Peru, 6.55%, 3/14/2037		60,000	65,700
Republic of Poland, 6.375%, 7/15/2019		80,000	89,617
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	717,845	1,268,044
1.875%, 11/22/2022	GBP	922,202	1,640,924
2.0%, 1/26/2035	GBP	396,000	1,041,170
2.5%, 8/16/2013	GBP	200,000	869,678
2.5%, 7/26/2016	GBP	200,000	977,708
2.5%, 4/16/2020	GBP	158,000	786,699
United Mexican States, 5.95%, 3/19/2019		60,000	66,900

			14,101,382
US Government Sponsored Agencies 0.3%
Federal Farm Credit Bank, 2.125%, 6/18/2012		100,000	102,294
Federal Home Loan Bank:
1.125%, 5/18/2012		80,000	80,692
2.25%, 4/13/2012		120,000	122,714
5.0%, 11/17/2017		60,000	68,025
5.375%, 5/18/2016		60,000	68,835
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		100,000	99,405
4.75%, 1/19/2016		100,000	111,889
4.875%, 6/13/2018		100,000	111,834
5.125%, 7/15/2012		60,000	64,146
5.125%, 11/17/2017		100,000	113,871
5.25%, 4/18/2016		120,000	137,266
5.75%, 1/15/2012		100,000	105,399
6.25%, 7/15/2032		60,000	73,293
Federal National Mortgage Association:
0.875%, 1/12/2012		120,000	120,521
1.5%, 6/26/2013		100,000	101,434
4.875%, 5/18/2012		100,000	105,966
6.625%, 11/15/2030		80,000	100,942
Tennessee Valley Authority, 5.5%, 6/15/2038		60,000	65,716

			1,754,242
US Treasury Obligations 5.2%
US Treasury Bonds:
3.875%, 8/15/2040		2,167,000	1,996,011
4.25%, 11/15/2040		510,000	501,713
6.125%, 8/15/2029		280,000	354,156
7.5%, 11/15/2024		165,000	231,181
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		1,392,288	1,549,355
3.625%, 4/15/2028		1,500,920	1,937,476
3.875%, 4/15/2029		399,108	535,272
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		331,692	359,316
2.375%, 1/15/2017		1,220,051	1,359,595
2.5%, 7/15/2016		866,352	972,345
3.375%, 1/15/2012		1,207,046	1,261,835
US Treasury Notes:
0.5%, 11/15/2013		207,000	204,332
0.625%, 12/31/2012		105,000	105,057
0.75%, 11/30/2011		200,000	200,789
0.75%, 5/31/2012		1,180,000	1,185,629
0.875%, 2/29/2012		560,000	563,259
1.0%, 3/31/2012		1,040,000	1,047,966
1.25%, 9/30/2015		1,771,000	1,718,284
1.25%, 10/31/2015		186,000	180,013
1.375%, 5/15/2013		1,790,000	1,815,740
1.375%, 11/30/2015		3,701,000	3,596,621
2.125%, 5/31/2015		980,000	995,621
2.25%, 1/31/2015		1,220,000	1,252,406
2.25%, 11/30/2017		328,000	318,954
2.625%, 11/15/2020		4,195,000	3,957,064
3.125%, 1/31/2017		200,000	207,812
3.125%, 5/15/2019		540,000	545,695

			28,953,497

Total Government & Agency Obligations (Cost $44,327,622)			45,419,696
Municipal Bonds and Notes 0.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050		290,000	295,945
California, State Build America Bonds, 7.55%, 4/1/2039		100,000	104,434
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		365,000	336,081
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Build America Bonds, Series A, 5.522%, 10/1/2044		345,000	324,531
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057		365,000	359,631
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, ETM, 5.57%, 2/1/2014, INS: NATL		610,000	625,958
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL		100,000	107,565
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series A, 7.102%, 1/1/2041		345,000	377,126
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040		270,000	267,373
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.44%, 6/15/2043		185,000	175,824
Ohio, American Municipal Power, Inc., Combined Hydroelectric Projects, Build America Bonds, 7.834%, 2/15/2041		395,000	429,381
San Diego County, CA, Regional Transportation Commission Sales Tax Revenue, Build America Bonds, 5.911%, 4/1/2048		310,000	303,527
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040		370,000	350,741

Total Municipal Bonds and Notes (Cost $4,077,406)			4,058,117
Preferred Securities 0.0%
Financials 0.0%
JPMorgan Chase Capital XX,, Series T, 6.55%, 9/29/2036		40,000	40,239
Wachovia Capital Trust III, 5.8%, 3/15/2011 (g)		100,000	86,750
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		10,000	7,750

Total Preferred Securities (Cost $133,552)			134,739

	Units	Value ($)

Other Investments 0.0%
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 8.0%
iShares JPMorgan USD Emerging Markets Bond Fund	75,163	8,048,454
iShares Russell 2000 Value Index Fund	162,712	11,567,196
SPDR Barclays Capital International Treasury Bond	142,807	8,348,497
Vanguard Emerging Markets	354,427	17,065,660

Total Exchange-Traded Funds (Cost $35,023,619)		45,029,807
Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 0.27% (h) (i) (Cost $22,209,484)	22,209,484	22,209,484
Cash Equivalents 4.7%
Central Cash Management Fund, 0.19% (h) (Cost $26,108,216)	26,108,216	26,108,216

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $528,767,766) †	103.8	581,939,595
Other Assets and Liabilities, Net	(3.8)	(21,034,767)

Net Assets	100.0	560,904,828

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest MediaWorks LP	9.25%	8/1/2015	35,000	USD	32,944	5,950
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	40,000	USD	27,850	140
Tropicana Entertainment LLC	9.625%	12/15/2014	105,000	USD	54,144	54
Wolverine Tube, Inc.	15.0%	3/31/2012	70,071	USD	70,071	37,838
					185,009	43,982

***
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $533,121,757. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $48,817,838. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,929,388 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,111,550.

(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $21,691,467 which is 3.9% of net assets.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) When-issued or delayed delivery security included.
(e) Government-backed debt issued by financial companies or government sponsored enterprises.
(f) Taxable issue.
(g) Date shown is call date; not a maturity date for the perpetual preferred securities.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association  issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Austalian Treasury Bond	AUD	3/15/2011	189	19,969,211	149,018
10 Year Canadian Government Bond	CAD	3/22/2011	17	2,095,464	21,395
10 Year US Treasury Note	USD	3/22/2011	340	40,948,750	(686,125)
CAC 40 Index	EUR	1/21/2011	148	7,534,139	(181,950)
DJ Euro Stoxx 50 Index	EUR	3/18/2011	5	186,681	(4,677)
FTSE 100 Index	GBP	3/18/2011	75	6,890,829	66,651
Hang Seng Index	HKD	1/28/2011	19	2,813,529	37,766
IBEX 35 Index	EUR	1/21/2011	34	4,448,462	(113,456)
Nikkei 225 Index	USD	3/10/2011	1	51,150	(125)
S&P 500 E-Mini Index	USD	3/18/2011	110	6,891,500	94,870
TOPIX Index	JPY	3/11/2011	84	9,270,107	111,802
United Kingdom Long Gilt Bond	GBP	3/29/2011	15	2,794,451	(13,330)
Total net unrealized depreciation					(518,161)

At December 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	3/10/2011	9	15,586,772	(154,287)
AEX Index	EUR	1/21/2011	44	4,172,249	(34,102)
ASX SPI 200 Index	AUD	3/17/2011	44	5,321,630	49,503
DAX Index	EUR	3/18/2011	4	925,655	17,238
DJ Euro Stoxx 50 Index	EUR	3/18/2011	375	14,001,082	355,790
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	201	33,657,800	218,640
FTSE MIB Index	EUR	3/18/2011	5	674,999	18,541
Russell 2000 Mini Index	USD	3/18/2011	7	547,610	(6,055)
S&P TSX 60 Index	CAD	3/17/2011	12	1,851,594	(30,558)

Total net unrealized appreciation	434,710

At December 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	12,663,889	JPY	1,062,266,000	1/25/2011	423,678	UBS AG
USD	18,460,120	AUD	18,699,000	1/25/2011	600,199	UBS AG
USD	7,673,269	SEK	52,316,000	1/25/2011	98,704	UBS AG
USD	15,325,924	NOK	90,872,000	1/25/2011	227,914	UBS AG
USD	15,765,880	CAD	15,879,000	1/25/2011	196,390	UBS AG
GBP	7,538,000	USD	11,777,635	1/25/2011	27,532	UBS AG

Total unrealized appreciation	1,574,417

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	219,700	USD	290,874	1/20/2011	(3,364)	JPMorgan Chase Securities, Inc.
EUR	2,924,000	USD	3,899,701	1/25/2011	(7,470)	UBS AG
NZD	15,194,000	USD	11,302,361	1/25/2011	(511,592)	UBS AG
CHF	23,838,000	USD	24,824,914	1/25/2011	(678,455)	UBS AG

Total unrealized depreciation	(1,200,881)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At December 31, 2010, the DWS Lifecycle Long Range Fund had the following geographical diversification:

	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Warrants
United States	240,784,806	76.0%
Europe (excluding United Kingdom)	33,160,411	10.5%
Japan	14,091,920	4.4%
United Kingdom	8,538,473	2.7%
Pacific Basin	7,157,067	2.3%
Other	12,866,576	4.1%
Total	316,599,253	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Consumer Discretionary	$31,795,543	$7,040,794	$76	$38,836,413
Consumer Staples	15,162,906	7,652,970	—	22,815,876
Energy	29,105,483	5,402,180	—	34,507,663
Financials	40,010,907	9,587,844	—	49,598,751
Health Care	32,230,982	5,137,832	—	37,368,814
Industrials	26,859,597	10,382,550	—	37,242,147
Information Technology	49,644,392	4,758,321	—	54,402,713
Materials	11,129,486	6,202,448	—	17,331,934
Telecommunications Services	7,271,123	6,124,355	—	13,395,478
Utilities	8,482,751	2,616,713	—	11,099,464
Fixed Income Investments(i)
Corporate Bonds	—	52,569,919	5,950	52,575,869
Asset Backed	—	6,323,719	299,460	6,623,179
Mortgage-Backed Securities Pass- Throughs	—	21,762,434	—	21,762,434
Commercial Mortgage-Backed Securities	—	9,637,207	—	9,637,207
Collateralized Mortgage Obligations	—	31,779,594	—	31,779,594
Government & Agency Obligations	—	45,419,696	—	45,419,696
Municipal Bonds and Notes	—	4,058,117	—	4,058,117
Preferred Securities	—	134,739	—	134,739
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	45,029,807	—	—	45,029,807
Short-Term Investments(j)	48,317,700	—	—	48,317,700
Derivatives(k)	—	1,574,417	—	1,574,417
Total	$345,040,677	$238,165,849	$307,486	$583,514,012
Liabilities
Derivatives(k)	$(83,451)	$(1,200,881)	$—	$(1,284,332)
Total	$(83,451)	$(1,200,881)	$—	$(1,284,332)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments	Corporate Bonds		Asset-Backed	Collateralized Mortgage Obligations		Other Investments	Total
Balance as of March 31, 2010	$710,312	$23,400		$—	$436,967		$—	$1,170,679
Realized gains (loss)	191,081	—		—	—		—	191,081
Change in unrealized appreciation (depreciation)	(19,823)	(5,820)		(332)	—		0	(25,975)
Amortization premium/ discount	—	176		—	—		—	176
Net purchases (sales)	(881,494)	—		299,792	—		2,000	(579,702)
Transfers into Level 3	—	11,594	(l)	—	—		—	11,594
Transfers (out) of Level 3	—	(23,400	)(m)	—	(436,967	)(m)	—	(460,367)
Balance as of December 31, 2010	$76	$5,950		$299,460	$—		$2,000	$307,486
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$(5)	$(5,820)		$(332)	$—		$0	$(6,157)

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$381,238	$—
Foreign Exchange Contracts	$—	$373,536
Interest Rate Contracts	$(464,689)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011